Segment reporting - Group's total assets by reporting segments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Segment reporting
Total assets	$ 5,837,394	$ 4,288,359
Operating segments | Total segments (Burford-only)
Segment reporting
Total assets	4,215,864	3,218,426
Operating segments | Capital provision
Segment reporting
Total assets	4,025,920	2,970,841
Operating segments | Asset Management and other services
Segment reporting
Total assets	74,591	97,863
Operating segments | Other corporate
Segment reporting
Total assets	115,353	149,722
Adjustment for third-party interests
Segment reporting
Total assets	$ 1,621,530	$ 1,069,933